OTHER RESERVES (Details) - Schedule of Merger Reserve - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Merger reserve
At 1 January		£ 7,766	£ 7,976
Redemption of preference shares (note 40)	[1]		210	£ 131
At 31 December		7,766	7,766	7,976
Hedges of net investment in foreign operations [member]
Merger reserve
At 1 January		7,766	7,976	8,107
Redemption of preference shares (note 40)			(210)	(131)
At 31 December		£ 7,766	£ 7,766	£ 7,976

[1]	During the year ended 31 December 2016, the Company redeemed all of its outstanding 6.267% Non-cumulative Fixed to Floating Rate Callable US Dollar Preference Shares at their combined sterling equivalent par value of £210 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £210 million was transferred from the distributable merger reserve to the share premium account (2015: £131 million in respect of the redemption of the outstanding 6.0884% Non-cumulative Fixed to Floating Rate Preference Shares and 5.92% Non-cumulative Fixed to Floating Rate Preference Shares).